Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of restricted holding period and voluntary escrow of discount for lack of marketability (Details) - Level 2 of fair value hierarchy [Member]
		12 Months Ended
	Jan. 06, 2023	Apr. 30, 2023
Market Price Closing Date Six July Twenty Three [Member]
Disclosure Of Intangible Assets Line Items
DLOM	10.60%	8.90%
Market Price Closing Date Six Jan Twenty Four [Member]
Disclosure Of Intangible Assets Line Items
DLOM	15.90%	22.10%
Market Price Closing Date Six July Twenty Four [Member]
Disclosure Of Intangible Assets Line Items
DLOM	18.00%	27.50%
Market Price Closing Date Six Jan Twenty Five [Member]
Disclosure Of Intangible Assets Line Items
DLOM	20.40%	30.00%